Subsequent Event	12 Months Ended
Dec. 31, 2018
AmpliPhi Biosciences Corporation [Member]
Subsequent Event

13. Subsequent Events

On January 3, 2019, the Company and C3J Therapeutics Inc. (“C3J”), a private clinical stage biotechnology company focused on the development of novel targeted antimicrobials entered into an Agreement and Plan of Merger and Reorganization, which included the proposed business combination (“Merger”) of the C3J and Ceres Merger Sub, Inc., a wholly owned subsidiary of AmpliPhi, with C3J as the surviving company, subject to shareholder approval.

At the effective time of the Merger, the Company anticipates that each share of C3J common stock outstanding immediately prior to the effective time of the Merger will be converted into the right to receive approximately 0.6892 shares of AmpliPhi common stock, subject to adjustment to account for a reverse split of AmpliPhi common stock at a reverse split ratio of between 1‑for‑3 and 1‑for‑20, inclusive, to be determined by AmpliPhi’s board of directors and to be implemented prior to the consummation of the Merger.

Immediately following the Merger, the former C3J security holders will own approximately 70% of the aggregate number of shares of AmpliPhi common stock and the security holders of AmpliPhi as of immediately prior to the Merger will own approximately 30% of the aggregate number of shares of AmpliPhi common stock on a fully diluted basis.

On February 5, 2019, certain existing C3J shareholders executed a Share Purchase Agreement with the Company pursuant to which the shareholders agreed, subject to the satisfaction of customary closing condition, to purchase $10.0 million in common stock of the combined company upon the closing of the Merger at a price per share equal to (i) $40.0 million, divided by (ii) the total number of shares of the Company’s common stock outstanding on a fully diluted, as-converted basis, assuming the conversion, exercise or settlement of all outstanding options, warrants, and restricted stock units as of immediately after the effective time of the Merger, but excluding (A) any shares of common stock issuable pursuant to the Share Purchase Agreement and (B) any shares of the common stock reserved for issuance under any equity incentive plan, stock option plan or similar arrangement but for which awards have not yet been granted as of the effective time of the Merger and (C) any shares of common stock issuable in connection with out-of-the-money options and out-of-the-money warrants. Based on the Company’s and C3J’s respective current capitalizations, the Company expects the purchase price per share to be approximately $0.36.